Stock Based Compensation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years	5 years	5 years
Expected volatility	45.81%	45.81%	40.11%
Risk-free interest rate	1.52%	1.52%	0.71%
Forfeiture rate	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years	10 years
Expected volatility	62.26%	62.26%	61.78%
Risk-free interest rate	2.99%	2.99%	2.99%
Forfeiture rate	5.00%	5.00%	5.00%